ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 2,362	$ 2,672
Less: allowance for doubtful debts	(965)	(960)
Accounts receivable, net	1,397	1,712
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	1,104	1,420
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,258	$ 1,252